FAIR VALUE (Tables)	12 Months Ended
Mar. 31, 2012
Assets and Liabilities Measured at Fair Value on Recurring Basis

The fair value of the financial assets that were measured and recorded at fair value on a recurring basis are as follows:

	March 31,
	2011				2012
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
	(Yen in millions)
Current Assets:
Marketable equity securities	¥—	¥—	¥—	¥—	¥25	¥—	¥—	¥25
Investment trusts	—	—	—	—	2,386	—	—	2,386

Total equity securities	—	—	—	—	2,411	—	—	2,411

Corporate bonds	630	12	6	648	2,859	—	—	2,859
Hybrid financial instruments	—	11,976	—	11,976	—	—	—	—
Government bonds and public bonds	—	—	—	—	168	—	—	168
Other debt securities	—	180	30	210	—	—	—	—

Total debt securities	630	12,168	36	12,834	3,027	—	—	3,027

Foreign currency forward contracts	—	331	—	331	—	459	—	459
Currency swaps	—	7	—	7	—	—	—	—

Total derivatives	—	338	—	338	—	459	—	459

Total current assets	630	12,506	36	13,172	5,438	459	—	5,897

Non-Current Assets:
Marketable equity securities	327,684	—	—	327,684	333,815	—	—	333,815
Investment trusts	331	3,259	—	3,590	66	1,252	—	1,318

Total equity securities	328,015	3,259	—	331,274	333,881	1,252	—	335,133

Corporate bonds	3,719	19	9	3,747	9,082	—	—	9,082
Government bonds and public bonds	2,423	—	—	2,423	1,035	—	—	1,035
Other debt securities	—	295	49	344	—	—	—	—

Total debt securities	6,142	314	58	6,514	10,117	—	—	10,117

Total non-current assets	334,157	3,573	58	337,788	343,998	1,252	—	345,250

Total assets	¥334,787	¥16,079	¥94	¥350,960	¥349,436	¥1,711	¥—	¥351,147

Current Liabilities:
Foreign currency forward contracts	¥—	¥3,626	¥—	¥3,626	¥—	¥5,140	¥—	¥5,140
Interest rate swaps	—	20	—	20	—	28	—	28

Total derivatives	—	3,646	—	3,646	—	5,168	—	5,168

Total current liabilities	¥—	¥3,646	¥—	¥3,646	¥—	¥5,168	¥—	¥5,168

Gains on Hybrid Financial Instruments Recorded in Other, Net on Consolidated Statements of Income

Gains on hybrid financial instruments which were recorded in other, net on the consolidated statements of income for the years ended March 31, 2010, 2011 and 2012 are as follows:

	Years ended March 31,
	2010	2011	2012
	(Yen in millions)
Gains on Hybrid financial instruments	¥254	¥109	¥18

Assets Measured at Fair Value on Non-recurring Basis

The following table presents the financial assets and non-financial assets that were measured and recorded at fair value on a non-recurring basis for the year ended March 31, 2010.

	Balance at March 31, 2010	Level 1	Level 2	Level 3	Total gains (losses) for the year ended March 31, 2010
	(Yen in millions)
Investment in WILLCOM, Inc.	¥—			¥—	¥(19,987)
Property, plant and equipment	400			400	(597)
Non-marketable equity securities	11			11	(26)
Goodwill	—			—	(22)

The following table presents the financial assets and non-financial assets that were measured and recorded at fair value on a non-recurring basis for the year ended March 31, 2011.

	Balance at March 31, 2011	Level 1	Level 2	Level 3	Total gains (losses) for the year ended March 31, 2011
	(Yen in millions)
Property, plant and equipment	¥42			¥42	¥(712)
Non-marketable equity securities	0			0	(3)

The following table presents the financial assets and non-financial assets that were measured and recorded at fair value on a non-recurring basis for the year ended March 31, 2012.

	Balance at March 31, 2012	Level 1	Level 2	Level 3	Total gains (losses) for the year ended March 31, 2012
	(Yen in millions)
Property, plant and equipment	¥116			¥116	¥(241)
Non-marketable equity securities	1			1	(2)

Fair Values of Financial Instruments and Methods and Assumptions Used to Estimate Fair Value

The fair values of financial instruments and the methods and assumptions used to estimate the fair value are as follows:

	March 31,
	2011		2012
	Carrying Amount	Fair Value	Carrying Amount	Fair Value
	(Yen in millions)
Assets (a):
Short-term investments in debt and equity securities	¥44,012	¥44,054	¥47,175	¥47,116
Long-term investments in debt and equity securities	377,075	377,092	372,779	372,846
Other long-term investments	15,585	15,585	17,501	17,526

Total	¥436,672	¥436,731	¥437,455	¥437,488

Liabilities (b):
Long-term debt (including due within one year)	¥35,225	¥35,332	¥31,807	¥32,028

Total	¥35,225	¥35,332	¥31,807	¥32,028

(a)	For investments with active markets, fair value is based on quoted market prices. For non-marketable equity securities, it is not practicable to estimate fair value of non-marketable equity securities because of the lack of the market price and difficulty in estimating fair value without incurring excessive cost. In addition, Kyocera did not identify any events or changes in circumstances that may have had a significant adverse effect on these investments. The aggregated carrying amounts of these investments included in the above table at March 31, 2011 and 2012 were ¥15,363 million and ¥15,380 million, respectively. Fair value of held-to-maturity investments in debt securities is mainly classified as Level 1 and Level 2.
(b)	Fair value is estimated by discounting cash flows, using current interest rates for instruments with similar terms and remaining maturities, and classified as Level 2.